Apr. 30, 2018

ADVANCED SERIES TRUST

AST Bond Portfolio 2018

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

Supplement dated July 2, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

AST Bond Portfolios 2018-2029: Modification to Investment Strategies

The Board of Trustees of the Trust (the Board) recently approved modifying the investment strategies of the AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022, AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028 and AST Bond Portfolio 2029 (each a Portfolio and collectively, the Portfolios) to permit investments in other investment companies, including other portfolios of the Trust. This change became effective July 1, 2018.

To reflect this change, the Trust’s Prospectus with respect to the Portfolios is revised as follows:

I.	The following sentence is hereby added to the second paragraph of the Summary Sections of the Prospectus entitled “INVESTMENTS, RISKS AND PERFORMANCE – Principal Investment Strategies” relating to the Portfolios:

Further, the Portfolio may invest in other pooled investment vehicles, including, other portfolios of the Trust, other open-end or closed-end investment companies, exchange-traded funds (ETFs), unit investment trusts, and domestic or foreign private investment pools (collectively referred to as Underlying Portfolios).

II.	The following Risk is hereby added to the Summary Sections of the Prospectus entitled “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio” relating to the Portfolios:

Fund of Funds Risk. In addition to the risks associated with the investment in the underlying portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the underlying portfolios’ expenses, which will reduce the Portfolio’s performance.